AST QMA LARGE-CAP PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Long-Term Investments — 97.1%
Common Stocks
Aerospace & Defense — 3.5%
Arconic, Inc.	498,500	$8,005,910
General Dynamics Corp.	70,600	9,341,086
Huntington Ingalls Industries, Inc.	15,900	2,897,139
Lockheed Martin Corp.	22,400	7,592,480
Northrop Grumman Corp.	1,700	514,335
United Technologies Corp.	48,800	4,603,304
		32,954,254
Air Freight & Logistics — 0.1%
United Parcel Service, Inc. (Class B Stock)	6,600	616,572
Automobiles — 0.1%
General Motors Co.	42,900	891,462
Banks — 3.2%
Bank of America Corp.	572,600	12,156,298
Citigroup, Inc.	310,000	13,057,200
JPMorgan Chase & Co.	33,600	3,025,008
Popular, Inc. (Puerto Rico)	44,600	1,561,000
Wells Fargo & Co.	24,800	711,760
		30,511,266
Beverages — 2.0%
Coca-Cola Co. (The)	188,100	8,323,425
Keurig Dr. Pepper, Inc.(a)	383,000	9,295,410
Monster Beverage Corp.*	16,000	900,160
		18,518,995
Biotechnology — 3.8%
AbbVie, Inc.(a)	132,400	10,087,556
Alexion Pharmaceuticals, Inc.*	7,900	709,341
Biogen, Inc.*	36,900	11,674,422
Gilead Sciences, Inc.	115,000	8,597,400
Vertex Pharmaceuticals, Inc.*	20,500	4,877,975
		35,946,694
Building Products — 0.9%
American Woodmark Corp.*	7,200	328,104
Johnson Controls International PLC	195,200	5,262,592
Universal Forest Products, Inc.	68,200	2,536,358
		8,127,054
Capital Markets — 2.3%
Affiliated Managers Group, Inc.(a)	32,300	1,910,222
Ameriprise Financial, Inc.	15,200	1,557,696
Goldman Sachs Group, Inc. (The)	51,300	7,930,467
Morgan Stanley	278,600	9,472,400
Stifel Financial Corp.	19,700	813,216
		21,684,001
Chemicals — 2.0%
Cabot Corp.	16,300	425,756
Dow, Inc.	17,600	514,624
DuPont de Nemours, Inc.	154,800	5,278,680
Eastman Chemical Co.	48,800	2,273,104
	Shares	Value
Common Stocks (continued)
Chemicals (cont’d.)
Sherwin-Williams Co. (The)	22,100	$10,155,392
		18,647,556
Commercial Services & Supplies — 0.1%
Steelcase, Inc. (Class A Stock)	69,400	684,978
Construction & Engineering — 0.3%
EMCOR Group, Inc.	50,400	3,090,528
Construction Materials — 0.2%
Eagle Materials, Inc.	24,700	1,442,974
Consumer Finance — 0.5%
Capital One Financial Corp.	81,500	4,109,230
Navient Corp.	127,200	964,176
OneMain Holdings, Inc.	2,500	47,800
		5,121,206
Distributors — 0.7%
LKQ Corp.*	333,600	6,842,136
Diversified Financial Services — 0.7%
Berkshire Hathaway, Inc. (Class B Stock)*	33,900	6,197,937
Diversified Telecommunication Services — 3.4%
AT&T, Inc.	643,400	18,755,110
Verizon Communications, Inc.	243,400	13,077,882
		31,832,992
Electric Utilities — 1.8%
Exelon Corp.	299,000	11,006,190
NRG Energy, Inc.	192,300	5,242,098
Southern Co. (The)	5,000	270,700
		16,518,988
Electrical Equipment — 0.2%
Acuity Brands, Inc.(a)	4,900	419,734
Atkore International Group, Inc.*	81,200	1,710,884
		2,130,618
Electronic Equipment, Instruments & Components — 0.3%
Jabil, Inc.	40,500	995,490
SYNNEX Corp.	25,200	1,842,120
		2,837,610
Entertainment — 0.6%
Electronic Arts, Inc.*	49,400	4,948,398
Walt Disney Co. (The)	6,200	598,920
		5,547,318
Equity Real Estate Investment Trusts (REITs) — 1.3%
Apple Hospitality REIT, Inc.	33,900	310,863
Boston Properties, Inc.	12,900	1,189,767
Brixmor Property Group, Inc.(a)	36,200	343,900
Columbia Property Trust, Inc.	69,200	865,000
CoreCivic, Inc.	74,500	832,165
DiamondRock Hospitality Co.	196,300	997,204
EPR Properties	28,200	683,004
Franklin Street Properties Corp.(a)	45,700	261,861
Gaming & Leisure Properties, Inc.	70,400	1,950,784
A1

AST QMA LARGE-CAP PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
GEO Group, Inc. (The)	70,100	$852,416
Park Hotels & Resorts, Inc.	49,000	387,590
Retail Properties of America, Inc. (Class A Stock)	146,800	758,956
RLJ Lodging Trust	41,900	323,468
Ryman Hospitality Properties, Inc.	46,200	1,656,270
Service Properties Trust	60,900	328,860
WP Carey, Inc.(a)	7,100	412,368
Xenia Hotels & Resorts, Inc.	35,000	360,500
		12,514,976
Food & Staples Retailing — 0.4%
Walgreens Boots Alliance, Inc.	73,500	3,362,625
Food Products — 2.4%
Archer-Daniels-Midland Co.	81,000	2,849,580
Bunge Ltd.	80,400	3,298,812
Conagra Brands, Inc.	137,000	4,019,580
Kraft Heinz Co. (The)	59,600	1,474,504
Pilgrim’s Pride Corp.*	118,700	2,150,844
Tyson Foods, Inc. (Class A Stock)	158,800	9,189,756
		22,983,076
Gas Utilities — 0.7%
UGI Corp.	237,800	6,342,126
Health Care Equipment & Supplies — 3.4%
DENTSPLY SIRONA, Inc.	129,700	5,036,251
Edwards Lifesciences Corp.*	30,900	5,828,358
Hologic, Inc.*	113,300	3,976,830
Medtronic PLC	153,500	13,842,630
Stryker Corp.	21,800	3,629,482
		32,313,551
Health Care Providers & Services — 4.4%
Anthem, Inc.	26,600	6,039,264
Cigna Corp.	77,100	13,660,578
CVS Health Corp.	137,800	8,175,674
HCA Healthcare, Inc.	19,200	1,725,120
UnitedHealth Group, Inc.	49,100	12,244,558
		41,845,194
Hotels, Restaurants & Leisure — 1.1%
Brinker International, Inc.(a)	32,600	391,526
Hilton Grand Vacations, Inc.*	17,200	271,244
McDonald’s Corp.(a)	55,800	9,226,530
Norwegian Cruise Line Holdings Ltd.*(a)	47,300	518,408
		10,407,708
Household Durables — 0.1%
M/I Homes, Inc.*	12,500	206,625
Meritage Homes Corp.*	18,900	690,039
Whirlpool Corp.(a)	1,000	85,800
		982,464
Household Products — 1.4%
Procter & Gamble Co. (The)	116,700	12,837,000
	Shares	Value
Common Stocks (continued)
Independent Power & Renewable Electricity Producers — 0.7%
Vistra Energy Corp.	429,900	$6,861,204
Industrial Conglomerates — 1.9%
3M Co.	12,100	1,651,771
General Electric Co.	1,687,600	13,399,544
Honeywell International, Inc.	23,600	3,157,444
		18,208,759
Insurance — 2.5%
Allstate Corp. (The)	77,200	7,081,556
American Equity Investment Life Holding Co.	25,300	475,640
American International Group, Inc.	247,000	5,989,750
MetLife, Inc.	322,400	9,855,768
		23,402,714
Interactive Media & Services — 6.0%
Alphabet, Inc. (Class A Stock)*	13,240	15,384,218
Alphabet, Inc. (Class C Stock)*	11,378	13,230,452
Facebook, Inc. (Class A Stock)*	162,300	27,071,640
TripAdvisor, Inc.(a)	53,700	933,843
		56,620,153
Internet & Direct Marketing Retail — 3.8%
Amazon.com, Inc.*	13,300	25,931,276
Booking Holdings, Inc.*	6,800	9,148,176
eBay, Inc.	1,000	30,060
Qurate Retail, Inc. (Class A Stock)*(a)	168,100	1,026,250
		36,135,762
IT Services — 4.5%
Accenture PLC (Class A Stock)	42,200	6,889,572
Cognizant Technology Solutions Corp. (Class A Stock)	193,100	8,973,357
International Business Machines Corp.	27,500	3,050,575
KBR, Inc.	89,100	1,842,588
Leidos Holdings, Inc.	100,700	9,229,155
Perspecta, Inc.	103,400	1,886,016
Visa, Inc. (Class A Stock)(a)	67,900	10,940,048
		42,811,311
Life Sciences Tools & Services — 0.9%
Charles River Laboratories International, Inc.*	1,300	164,073
IQVIA Holdings, Inc.*	59,200	6,385,312
Thermo Fisher Scientific, Inc.	5,900	1,673,240
		8,222,625
Machinery — 0.4%
Oshkosh Corp.	57,200	3,679,676
Media — 0.8%
Discovery, Inc. (Class A Stock)*(a)	118,200	2,297,808
Discovery, Inc. (Class C Stock)*	249,500	4,376,230
ViacomCBS, Inc. (Class B Stock)(a)	66,277	928,541
		7,602,579
Metals & Mining — 0.3%
Nucor Corp.	45,600	1,642,512

A2

AST QMA LARGE-CAP PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Metals & Mining (cont’d.)
Steel Dynamics, Inc.	36,300	$818,202
		2,460,714
Multiline Retail — 0.7%
Big Lots, Inc.	45,400	645,588
Target Corp.(a)	63,000	5,857,110
		6,502,698
Multi-Utilities — 1.6%
Dominion Energy, Inc.	124,400	8,980,436
MDU Resources Group, Inc.	36,400	782,600
Sempra Energy(a)	50,100	5,660,799
		15,423,835
Oil, Gas & Consumable Fuels — 1.9%
Chevron Corp.	14,900	1,079,654
HollyFrontier Corp.	57,300	1,404,423
Kinder Morgan, Inc.	83,100	1,156,752
Nordic American Tankers Ltd.	201,500	912,795
Phillips 66	101,700	5,456,205
QEP Resources, Inc.	217,300	72,687
SM Energy Co.(a)	200,200	244,244
Valero Energy Corp.(a)	137,900	6,255,144
World Fuel Services Corp.	47,400	1,193,532
		17,775,436
Personal Products — 0.3%
Coty, Inc. (Class A Stock)(a)	640,600	3,305,496
Pharmaceuticals — 3.9%
Bristol-Myers Squibb Co.	282,100	15,724,254
Johnson & Johnson(a)	44,300	5,809,059
Merck & Co., Inc.	202,800	15,603,432
		37,136,745
Real Estate Management & Development — 0.4%
CBRE Group, Inc. (Class A Stock)*	48,400	1,825,164
Jones Lang LaSalle, Inc.(a)	16,700	1,686,366
		3,511,530
Semiconductors & Semiconductor Equipment — 5.6%
Applied Materials, Inc.	231,000	10,584,420
Broadcom, Inc.(a)	15,000	3,556,500
Intel Corp.	359,600	19,461,552
Lam Research Corp.	29,100	6,984,000
Micron Technology, Inc.*	12,700	534,162
NVIDIA Corp.	14,400	3,795,840
QUALCOMM, Inc.	112,700	7,624,155
		52,540,629
Software — 9.8%
Adobe, Inc.*	32,100	10,215,504
Intuit, Inc.	40,700	9,361,000
Microsoft Corp.	359,200	56,649,432
Oracle Corp.	292,900	14,155,857
SS&C Technologies Holdings, Inc.	32,800	1,437,296
		91,819,089
	Shares	Value
Common Stocks (continued)
Specialty Retail — 1.4%
Asbury Automotive Group, Inc.*	2,900	$160,167
AutoNation, Inc.*	27,300	766,038
Best Buy Co., Inc.	33,500	1,909,500
Lowe’s Cos., Inc.	119,200	10,257,160
Sonic Automotive, Inc. (Class A Stock)	40,900	543,152
		13,636,017
Technology Hardware, Storage & Peripherals — 5.9%
Apple, Inc.	216,300	55,002,927
Diebold Nixdorf, Inc.*(a)	73,200	257,664
		55,260,591
Textiles, Apparel & Luxury Goods — 0.2%
Capri Holdings Ltd.*	87,900	948,441
PVH Corp.	27,400	1,031,336
		1,979,777
Tobacco — 1.4%
Altria Group, Inc.	331,700	12,826,839
Trading Companies & Distributors — 0.3%
BMC Stock Holdings, Inc.*	86,300	1,530,099
GMS, Inc.*	60,500	951,665
WESCO International, Inc.*	14,200	324,470
		2,806,234

Total Long-Term Investments (cost $1,071,001,187)		914,264,272
Short-Term Investments — 7.5%
Affiliated Mutual Funds — 7.2%
PGIM Core Ultra Short Bond Fund(w)	12,286,953	12,286,953
PGIM Institutional Money Market Fund (cost $55,170,625; includes $55,073,681 of cash collateral for securities on loan)(b)(w)	55,329,203	55,240,676

Total Affiliated Mutual Funds (cost $67,457,578)		67,527,629

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) — 0.3%
U.S. Treasury Bills
0.125%	06/18/20	3,100	3,099,296
(cost $3,099,158)

Total Short-Term Investments (cost $70,556,736)				70,626,925

TOTAL INVESTMENTS—104.6% (cost $1,141,557,923)				984,891,197

Liabilities in excess of other assets(z) — (4.6)%				(43,435,405)

Net Assets — 100.0%				$941,455,792

A3

AST QMA LARGE-CAP PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
REITs	Real Estate Investment Trust
S&P	Standard & Poor’s

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $53,172,370; cash collateral of $55,073,681 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown is the effective yield at purchase date.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at March 31, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
66	S&P 500 E-Mini Index	Jun. 2020	$8,480,010	$524,197
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A4